2. SIGNIFICANT ACCOUNTING POLICIES (Details 2)	Jan. 01, 2023	Jan. 01, 2022	Jan. 01, 2021	Jan. 02, 2020
IAS 1 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Discussion of impact that initial application of new IFRS is expected to have on financial statements				Presentation of Consolidated Financial Statements
Date by which application of new IFRS is required				Jan. 01, 2020
IAS 1 [member] | Events after reporting period [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Discussion of impact that initial application of new IFRS is expected to have on financial statements	Classification of liabilities wither as current or non-current.
Date by which application of new IFRS is required	Jan. 01, 2023
IAS 8 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Discussion of impact that initial application of new IFRS is expected to have on financial statements				Accounting Policies, Changes in Accounting Estimates and Errors (Amendment - Definition of material)
Date by which application of new IFRS is required				Jan. 01, 2020
IFRS 3 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Discussion of impact that initial application of new IFRS is expected to have on financial statements				Business Combinations (Revised - definition of business) Conceptual framework revised for financial reports
Date by which application of new IFRS is required				Jan. 01, 2020
IFRS 3 [member] | Events after reporting period [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Discussion of impact that initial application of new IFRS is expected to have on financial statements		Conceptual framework
Date by which application of new IFRS is required		Jan. 01, 2022
IFRS 16 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Discussion of impact that initial application of new IFRS is expected to have on financial statements				Leases (introduces a change as a result of benefits related to Covid 19 granted to lessees in lease contracts)
Date by which application of new IFRS is required				Jan. 01, 2020
Standard enhancement [member] | Events after reporting period [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Discussion of impact that initial application of new IFRS is expected to have on financial statements			Setting benchmark interest rates for application pf IFRS 9, IAS 39, IFRS 7, IFRS 4, and IFRS 16
Date by which application of new IFRS is required			Jan. 01, 2021
IAS 37 [member] | Events after reporting period [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Discussion of impact that initial application of new IFRS is expected to have on financial statements		Onerous contract – classification of the cost of fulfilling an onerous contract.
Date by which application of new IFRS is required		Jan. 01, 2022
IAS 16 [member] | Events after reporting period [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Discussion of impact that initial application of new IFRS is expected to have on financial statements		Property, plant and equipment - classification of property, plant and equipment items before being ready for their intended use
Date by which application of new IFRS is required		Jan. 01, 2022
Standard enhancement [member] | Events after reporting period [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Discussion of impact that initial application of new IFRS is expected to have on financial statements		IFRS 1 – aspects of first-time adoption in a subsidiary; IFRS 9 - ‘10 percent’ test criterion to reverse financial liabilities; IFRS 16 - illustrative examples of leases; and IAS 41 – fair value measurement aspects
Date by which application of new IFRS is required		Jan. 01, 2022
IFRS 4 [member] | Events after reporting period [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Discussion of impact that initial application of new IFRS is expected to have on financial statements	Insurance contract – temporary exemptions to the application of IFRS 9 for insurers
Date by which application of new IFRS is required	Jan. 01, 2023
IFRS 17 [member] | Events after reporting period [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Discussion of impact that initial application of new IFRS is expected to have on financial statements	New Insurance Contracts standard superseding IFRS 4
Date by which application of new IFRS is required	Jan. 01, 2023